As filed with the Securities and Exchange Commission on September 8, 2016

Registration No. 2-28174

Investment Company Act File No. 811-01597

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___ ☐

Post-Effective Amendment No. 103 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. ______ ☒

STEWARD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250, Houston TX 77042

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (713) 260-9000

David J. Harris, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(i).
☐	on (date) pursuant to paragraph (a)(i).
☐	75 days after filing pursuant to paragraph (a)(ii).
☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously-filed post-effective amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 7th day of September, 2016.

STEWARD FUNDS, INC.
Registrant

By:	/s/ MICHAEL L. KERN, III, CFA
Michael L. Kern III, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
/s/ MICHAEL L. KERN, III, CFA	President	September 7, 2016
Michael L. Kern, III	(Principal Executive Officer)

/s/ UMAR ETHISHAM	Chief Compliance Officer	September 7, 2016
Umar Ethisham

/s/ KASSY COX	Principal Financial & Accounting Officer	September 7, 2016
Kassy Cox

/s/ EDWARD L. JAROSKI	Chairman of the Board, Director	September 7, 2016
Edward L. Jaroski

/s/ JOHN R. PARKER*	Director	September 7, 2016
John R. Parker

/s/ LEONARD B. MELLEY, JR.*	Director	September 7, 2016
Leonard B. Melley, Jr.

/s/ JOHN M. BRIGGS*	Director	September 7, 2016
John M. Briggs

/s/ WILLIAM H. HERRMANN, JR.*	Director	September 7, 2016
William H. Herrmann, Jr.

*By:        /s/ MICHAEL L. KERN, III, CFA

Michael L. Kern, III, CFA Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-99.POA	Power of Attorney

EX-101.INS	XBRL Instance Document

EX-101.SCH	XRBL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase